Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current	6 Months Ended
Jun. 30, 2016
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current

(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2015 and June 30, 2016, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rates.

As at December 31, 2015, the net accrued charter revenue, totaling to ($35,369) comprises $457 separately reflected in Current assets, $569 separately reflected in Non-current assets, and ($36,395) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2015 consolidated balance sheet. As at June 30, 2016, the net accrued charter revenue, totaling to ($33,302) comprises $456 separately reflected in Current assets, $391 separately reflected in Non-current assets, and ($34,149) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2016 consolidated balance sheet. The maturities of the net accrued charter revenue of June 30, 2016 as of December 31 of each year presented below are as follows:

Year ending December 31,	Amount
2016	(5,667)
2017	(11,336)
2018	(8,897)
2019	(6,602)
2020	(800)
(33,302)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2015 and June 30, 2016, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met and, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate.

	December 31, 2015	June 30, 2016
Hires collected in advance	8,469	3,874
Charter revenue resulting from varying charter rates	36,395	34,149
Total	44,864	38,023
Less current portion	(18,356)	(15,618)
Non-current portion	26,508	22,405